UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	03-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT    MARCH 31, 2011

Zero Coupon 2015 Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended March 31, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated September 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

The six months ended March 31, 2011, turned out to be far better for U.S. stocks than for U.S. bonds. Broad stock indices significantly outperformed their bond counterparts as monetary and fiscal intervention in 2010 fueled investor optimism about economic and financial market conditions in 2011 and 2012. The S&P 500 Index (representing U.S. stocks) and the Barclays Capital U.S. Aggregate Bond Index returned 17.31% and -0.88%, respectively.

In the second half of 2010, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted gains in the 17–23% range.

Besides boosting stock prices, QE2 also helped fuel inflation fears. The benchmark coupon 10-year U.S. Treasury note suffered a -5.92% total return from September 30, 2010, to March 31, 2011, as its yield jumped from 2.51% to 3.47%. Zero-coupon Treasuries experienced even greater volatility than their coupon Treasury counterparts—the 11/15/2015, 11/15/2020, and 11/15/2025 STRIPS issues that serve as benchmarks for our Zero Coupon funds returned -2.71%, -6.25%, and -11.56%, respectively, for the period.

We appreciate your continued trust in us. The taxable bond experts that manage our Zero Coupon portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of March 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTFTX	-2.82%	6.71%	7.12%	7.04%	8.99%	9/1/86
11/15/2015 STRIPS Issue	—	-2.71%	6.64%	7.76%	7.48%	8.86%(2)	—
BofA Merrill Lynch 10+ Year U.S. Treasury Index	—	-8.87%	7.30%	6.34%	6.35%	7.89%(2)	—
Advisor Class	ACTTX	-2.94%	6.45%	6.85%	6.77%	7.49%	7/23/99

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 8/31/86, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.57%	0.82%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

MARCH 31, 2011
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	1.89%
Weighted Average Maturity Date	11/22/15
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$114.09
(1)See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	37.6%
REFCORP STRIPS	36.6%
Other Treasuries	10.8%
Total Treasuries & Equivalents	85.0%
Government Agency STRIPS	14.5%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	—(2)
(2)Category is less than 0.05% of total net assets.

Share Price vs. Anticipated Value at Maturity (Investor Class)

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 – 3/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$971.80	$2.75	0.56%
Advisor Class	$1,000	$970.60	$3.98	0.81%
Hypothetical
Investor Class	$1,000	$1,022.14	$2.82	0.56%
Advisor Class	$1,000	$1,020.89	$4.08	0.81%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Value
Zero-Coupon U.S. Treasury Securities and Equivalents(1) — 85.0%
Federal Judiciary, 4.94%, 2/15/14	$ 51,000	$ 47,939
Federal Judiciary, 4.78%, 2/15/15	5,485,000	4,939,237
STRIPS – COUPON, 4.20%, 2/15/15	9,650,000	8,994,475
AID (Israel), 4.72%, 5/1/15	10,000,000	9,110,930
AID (Israel), 4.72%, 5/15/15	2,350,000	2,137,654
STRIPS – COUPON, 3.63%, 5/15/15	17,158,000	15,846,048
REFCORP STRIPS – COUPON, 9.53%, 7/15/15	32,279,000	29,247,711
AID (Israel), 4.10%, 8/15/15	15,000,000	13,503,495
Federal Judiciary, 4.78%, 8/15/15	7,021,000	6,177,209
STRIPS – COUPON, 9.56%, 8/15/15	2,428,000	2,220,858
STRIPS – PRINCIPAL, 3.37%, 8/15/15	6,000,000	5,498,100
REFCORP STRIPS – COUPON, 7.42%, 10/15/15	31,598,000	28,321,793
STRIPS – COUPON, 3.29%, 11/15/15	35,231,000	31,893,215
STRIPS – PRINCIPAL, 2.80%, 11/15/15	36,750,000	33,338,350
REFCORP STRIPS – COUPON, 5.15%, 1/15/16	4,159,000	3,683,423
Federal Judiciary, 5.42%, 2/15/16	10,000	8,569
STRIPS – COUPON, 8.64%, 2/15/16	5,000,000	4,473,670
STRIPS – PRINCIPAL, 3.68%, 2/15/16	2,500,000	2,241,472
STRIPS – COUPON, 4.53%, 5/15/16	9,200,000	8,134,309
REFCORP STRIPS – COUPON, 8.23%, 7/15/16	28,091,000	24,255,736
STRIPS – COUPON, 4.42%, 8/15/16	11,000,000	9,608,214
REFCORP STRIPS – COUPON, 9.38%, 10/15/16	42,742,000	36,438,239
STRIPS – COUPON, 3.75%, 11/15/16	1,500,000	1,294,638
STRIPS – PRINCIPAL, 4.74%, 11/15/16	2,000,000	1,730,596
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $249,207,862)		283,145,880
Zero-Coupon U.S. Government Agency Securities(1) — 14.5%
FICO STRIPS – COUPON, 5.00%, 4/6/14	3,570,000	3,386,213
TVA STRIPS – COUPON, 4.97%, 5/1/14	150,000	140,520
FICO STRIPS – COUPON, 5.08%, 5/2/14	96,000	90,806
FICO STRIPS – COUPON, 5.08%, 5/30/14	3,821,000	3,604,132
FICO STRIPS – COUPON, 4.97%, 10/5/14	22,000	20,486
FICO STRIPS – COUPON, 5.00%, 11/30/14	180,000	166,588
FICO STRIPS – COUPON, 5.13%, 2/8/15	136,000	124,930
FICO STRIPS – COUPON, 6.78%, 2/8/15	7,681,000	7,055,774
FICO STRIPS – COUPON, 4.98%, 4/6/15	3,038,000	2,772,755
FICO STRIPS – COUPON, 5.76%, 4/6/15	1,017,000	928,207
FNMA STRIPS – COUPON, 5.46%, 7/15/15	2,337,000	2,097,028
FHLMC STRIPS – COUPON, 4.28%, 9/15/15	3,500,000	3,093,846
TVA STRIPS – COUPON, 4.30%, 11/1/15	4,000,000	3,510,648
FICO STRIPS – COUPON, 5.47%, 11/2/15	52,000	46,298
FICO STRIPS – COUPON, 5.77%, 11/11/15	2,000,000	1,778,644
FNMA STRIPS – COUPON, 3.44%, 11/15/15	3,000,000	2,683,389
FICO STRIPS – COUPON, 5.16%, 12/6/15	190,000	168,401
FICO STRIPS – COUPON, 4.70%, 12/27/15	5,125,000	4,529,234
FICO STRIPS – COUPON, 6.42%, 6/6/16	5,000,000	4,319,120
FNMA STRIPS – COUPON, 4.29%, 11/15/16	9,250,000	7,719,874
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $43,409,321)		48,236,893

7

	Shares	Value
Temporary Cash Investments — 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares (Cost $1,560,162)	1,560,162	$ 1,560,162
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $294,177,345)		332,942,935
OTHER ASSETS AND LIABILITIES(2)		64,321
TOTAL NET ASSETS — 100.0%		$333,007,256

Notes to Schedule of Investments

AID = Agency for International Development
Equivalent = Security whose principal payments are secured by the U.S. Treasury
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MARCH 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $294,177,345)	$332,942,935
Receivable for capital shares sold	670,018
333,612,953

Liabilities
Payable for capital shares redeemed	447,192
Accrued management fees	156,123
Distribution and service fees payable	2,382
605,697

Net Assets	$333,007,256

Net Assets Consist of:
Capital paid in	$291,485,476
Undistributed net investment income	3,091,896
Accumulated net realized loss	(335,706)
Net unrealized appreciation	38,765,590
$333,007,256

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$322,067,764	3,080,911	$104.54
Advisor Class	$10,939,492	107,717	$101.56

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 7,188,465

Expenses:
Management fees	955,049
Distribution and service fees	14,989
Trustees’ fees and expenses	11,026
981,064

Net investment income (loss)	6,207,401

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(189,115)
Change in net unrealized appreciation (depreciation) on investments	(16,229,721)
Net realized and unrealized gain (loss)	(16,418,836)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,211,435)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$ 6,207,401	$ 11,881,554
Net realized gain (loss)	(189,115)	7,875,335
Change in net unrealized appreciation (depreciation)	(16,229,721)	14,291,449
Net increase (decrease) in net assets resulting from operations	(10,211,435)	34,048,338

Distributions to Shareholders
From net investment income:
Investor Class	(11,524,820)	(12,227,501)
Advisor Class	(403,496)	(755,343)
From net realized gains:
Investor Class	(3,884,569)	(11,654,758)
Advisor Class	(146,425)	(764,531)
Decrease in net assets from distributions	(15,959,310)	(25,402,133)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(12,438,740)	47,315,228

Net increase (decrease) in net assets	(38,609,485)	55,961,433

Net Assets
Beginning of period	371,616,741	315,655,308
End of period	$333,007,256	$371,616,741

Undistributed net investment income	$3,091,896	$8,812,811

See Notes to Financial Statements.

11

Notes to Financial Statements

MARCH 31, 2011 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2015 Fund (formerly Target 2015 Fund) (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund pursues its objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund is authorized to issue the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

12

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2011 was 0.55%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended March 31, 2011 are detailed in the Statement of Operations.

13

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2011, were $3,677,690 and $31,995,590, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2011		Year ended September 30, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	506,605	$ 53,709,906	1,695,519	$ 172,316,139
Issued in reinvestment of distributions	148,392	14,727,860	249,949	22,515,435
Redeemed	(750,879)	(79,525,573)	(1,416,920)	(141,433,964)
Reverse share split	(155,094)	—	(263,852)	—
	(250,976)	(11,087,807)	264,696	53,397,610
Advisor Class
Sold	7,922	809,274	33,085	3,232,216
Issued in reinvestment of distributions	5,580	539,167	13,599	1,194,519
Redeemed	(26,316)	(2,699,374)	(109,254)	(10,509,117)
Reverse share split	(5,686)	—	(16,994)	—
	(18,500)	(1,350,933)	(79,564)	(6,082,382)
Net increase (decrease)	(269,476)	$(12,438,740)	185,132	$ 47,315,228

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$283,145,880	—
Zero-Coupon U.S. Government Agency Securities	—	48,236,893	—
Temporary Cash Investments	$1,560,162	—	—
Total Value of Investment Securities	$1,560,162	$331,382,773	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$294,293,970
Gross tax appreciation of investments	$38,648,965
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$38,648,965

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

15

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$107.57		$96.59	$90.32	$81.79	$77.69	$75.83
Income From Investment Operations
Net Investment Income (Loss)(2)	1.90		3.86	3.85	3.91	3.95	3.70
Net Realized and Unrealized Gain (Loss)	(4.93)		7.12	2.42	4.62	0.15	(1.84)
Total From Investment Operations	(3.03)		10.98	6.27	8.53	4.10	1.86
Distributions
From Net Investment Income	(3.66)		(4.22)	(3.62)	(3.62)	(3.82)	(3.29)
From Net Realized Gains	(1.23)		(4.02)	(1.12)	—	—	(0.65)
Total Distributions	(4.89)		(8.24)	(4.74)	(3.62)	(3.82)	(3.94)
Reverse Share Split	4.89		8.24	4.74	3.62	3.82	3.94
Net Asset Value, End of Period	$104.54		$107.57	$96.59	$90.32	$81.79	$77.69

Total Return(3)	(2.82)%		11.36%	6.94%	10.43%	5.28%	2.46%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.56	%(4)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.59	%(4)	3.84%	4.09%	4.43%	5.01%	4.94%
Portfolio Turnover Rate	1%		33%	21%	30%	21%	15%
Net Assets, End of Period (in thousands)	$322,068		$358,410	$296,272	$320,410	$227,923	$197,387

(1)	Six months ended March 31, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

16

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$104.64		$94.19	$88.30	$80.16	$76.33	$74.68
Income From Investment Operations
Net Investment Income (Loss)(2)	1.71		3.53	3.53	3.60	3.70	3.47
Net Realized and Unrealized Gain (Loss)	(4.79)		6.92	2.36	4.54	0.13	(1.82)
Total From Investment Operations	(3.08)		10.45	5.89	8.14	3.83	1.65
Distributions
From Net Investment Income	(3.40)		(3.97)	(3.38)	(3.41)	(3.63)	(3.10)
From Net Realized Gains	(1.23)		(4.02)	(1.12)	—	—	(0.65)
Total Distributions	(4.63)		(7.99)	(4.50)	(3.41)	(3.63)	(3.75)
Reverse Share Split	4.63		7.99	4.50	3.41	3.63	3.75
Net Asset Value, End of Period	$101.56		$104.64	$94.19	$88.30	$80.16	$76.33

Total Return(3)	(2.94)%		11.09%	6.67%	10.15%	5.01%	2.21%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(4)	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.34	%(4)	3.59%	3.84%	4.18%	4.76%	4.69%
Portfolio Turnover Rate	1%		33%	21%	30%	21%	15%
Net Assets, End of Period (in thousands)	$10,939		$13,207	$19,383	$33,907	$9,506	$2,300

(1)	Six months ended March 31, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Target Maturities Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71457  1105

SEMIANNUAL REPORT     MARCH 31, 2011

Zero Coupon 2020 Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended March 31, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated September 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

The six months ended March 31, 2011, turned out to be far better for U.S. stocks than for U.S. bonds. Broad stock indices significantly outperformed their bond counterparts as monetary and fiscal intervention in 2010 fueled investor optimism about economic and financial market conditions in 2011 and 2012. The S&P 500 Index (representing U.S. stocks) and the Barclays Capital U.S. Aggregate Bond Index returned 17.31% and -0.88%, respectively.

In the second half of 2010, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted gains in the 17–23% range.

Besides boosting stock prices, QE2 also helped fuel inflation fears. The benchmark coupon 10-year U.S. Treasury note suffered a -5.92% total return from September 30, 2010, to March 31, 2011, as its yield jumped from 2.51% to 3.47%. Zero-coupon Treasuries experienced even greater volatility than their coupon Treasury counterparts—the 11/15/2015, 11/15/2020, and 11/15/2025 STRIPS issues that serve as benchmarks for our Zero Coupon funds returned -2.71%, -6.25%, and -11.56%, respectively, for the period.

We appreciate your continued trust in us. The taxable bond experts that manage our Zero Coupon portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of March 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTTTX	-6.29%	10.78%	7.13%	7.59%	9.26%	12/29/89
11/15/2020 STRIPS Issue	—	-6.25%	10.60%	8.11%	8.09%	9.49%(2)	—
BofA Merrill Lynch 10+ Year U.S. Treasury Index	—	-8.87%	7.30%	6.34%	6.35%	8.00%(2)	—
Advisor Class	ACTEX	-6.41%	10.50%	6.86%	7.32%	6.36%	10/19/98

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 12/31/89, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.57%	0.82%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

MARCH 31, 2011
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	3.34%
Weighted Average Maturity Date	9/23/20
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$107.94
(1)See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	42.1%
REFCORP STRIPS	40.1%
Other Treasuries	6.4%
Total Treasuries & Equivalents	88.6%
Government Agency STRIPS	8.7%
Other Government Agencies	2.2%
Total Government Agencies	10.9%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.4)%

Share Price vs. Anticipated Value at Maturity (Investor Class)

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

4

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 – 3/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$937.10	$2.70	0.56%
Advisor Class	$1,000	$935.90	$3.91	0.81%
Hypothetical
Investor Class	$1,000	$1,022.14	$2.82	0.56%
Advisor Class	$1,000	$1,020.89	$4.08	0.81%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Value
Zero-Coupon U.S. Treasury Securities and Equivalents(1) — 88.6%
Federal Judiciary, 5.27%, 2/15/19	$ 306,000	$ 220,997
Federal Judiciary, 5.67%, 8/15/19	339,000	237,668
REFCORP STRIPS – COUPON, 5.00%, 10/15/19	630,000	459,477
REFCORP STRIPS – PRINCIPAL, 5.01%, 10/15/19	6,500,000	4,792,060
REFCORP STRIPS – COUPON, 8.53%, 1/15/20	14,674,000	10,541,714
REFCORP STRIPS – COUPON, 6.35%, 4/15/20	7,299,000	5,158,386
AID (Israel), 4.62%, 5/1/20	15,000,000	10,327,020
AID (Israel), 5.91%, 5/15/20	396,000	276,789
REFCORP STRIPS – COUPON, 8.41%, 7/15/20	25,918,000	18,029,649
REFCORP STRIPS – PRINCIPAL, 6.52%, 7/15/20	26,144,000	18,304,905
Federal Judiciary, 6.19%, 8/15/20	115,000	75,325
STRIPS – COUPON, 4.81%, 8/15/20	2,500,000	1,778,582
REFCORP STRIPS – COUPON, 4.03%, 10/15/20	12,059,000	8,267,638
REFCORP STRIPS – PRINCIPAL, 5.76%, 10/15/20	5,000,000	3,452,010
STRIPS – COUPON, 3.78%, 11/15/20	55,057,000	38,646,876
REFCORP STRIPS – COUPON, 8.45%, 1/15/21	16,789,000	11,349,179
REFCORP STRIPS – PRINCIPAL, 6.00%, 1/15/21	13,535,000	9,218,391
Federal Judiciary, 5.75%, 2/15/21	110,000	69,839
STRIPS – COUPON, 5.12%, 2/15/21	20,188,000	13,982,734
STRIPS – PRINCIPAL, 4.09%, 2/15/21	11,000,000	7,677,450
AID (Israel), 4.40%, 5/15/21	5,000,000	3,286,740
STRIPS – COUPON, 6.05%, 5/15/21	10,000,000	6,812,560

	Principal Amount/ Shares	Value
STRIPS – PRINCIPAL, 5.22%, 5/15/21	$13,250,000	$ 9,091,435
STRIPS – COUPON, 4.94%, 8/15/21	13,000,000	8,729,136
STRIPS – PRINCIPAL, 3.94%, 8/15/21	4,500,000	3,043,845
STRIPS – COUPON, 3.59%, 11/15/21	6,000,000	3,965,886
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(Cost $169,562,383)		197,796,291
Zero-Coupon U.S. Government Agency Securities(1) — 10.9%
FICO STRIPS – PRINCIPAL, 5.81%, 4/5/19	535,000	400,752
TVA STRIPS – COUPON, 5.66%, 5/1/19	11,000	7,962
FICO STRIPS – PRINCIPAL, 4.64%, 9/26/19	5,700,000	4,159,187
TVA STRIPS – COUPON, 5.70%, 11/1/19	9,000	6,319
FHLMC STRIPS – COUPON, 6.30%, 1/15/20	6,250,000	4,375,356
FNMA STRIPS – COUPON, 4.95%, 7/15/20	10,000,000	6,768,700
Government Trust Certificates, 5.76%, 4/1/21	7,683,000	4,831,893
FHLMC STRIPS – COUPON, 5.39%, 9/15/21	5,727,000	3,597,730
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(Cost $21,754,305)		24,147,899
Temporary Cash Investments — 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares(Cost $2,047,697)	2,047,697	2,047,697
TOTAL INVESTMENT SECURITIES — 100.4%(Cost $193,364,385)		223,991,887
OTHER ASSETS AND LIABILITIES — (0.4)%		(787,566)
TOTAL NET ASSETS — 100.0%		$223,204,321

7

Notes to Schedule of Investments

AID = Agency for International Development
Equivalent = Security whose principal payments are secured by the U.S. Treasury
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

MARCH 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $193,364,385)	$223,991,887
Receivable for capital shares sold	76,640
224,068,527

Liabilities
Payable for capital shares redeemed	759,856
Accrued management fees	102,615
Distribution and service fees payable	1,735
864,206

Net Assets	$223,204,321

Net Assets Consist of:
Capital paid in	$190,956,966
Undistributed net investment income	2,154,900
Accumulated net realized loss	(535,047)
Net unrealized appreciation	30,627,502
$223,204,321

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$215,182,161	2,728,623	$78.86
Advisor Class	$8,022,160	104,842	$76.52

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 5,110,877

Expenses:
Management fees	642,660
Distribution and service fees	11,401
Trustees’ fees and expenses	7,424
661,485

Net investment income (loss)	4,449,392

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(70,853)
Change in net unrealized appreciation (depreciation) on investments	(20,546,037)
Net realized and unrealized gain (loss)	(20,616,890)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,167,498)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$ 4,449,392	$ 8,338,931
Net realized gain (loss)	(70,853)	1,747,662
Change in net unrealized appreciation (depreciation)	(20,546,037)	21,978,615
Net increase (decrease) in net assets resulting from operations	(16,167,498)	32,065,208

Distributions to Shareholders
From net investment income:
Investor Class	(8,249,399)	(7,632,990)
Advisor Class	(297,733)	(435,704)
From net realized gains:
Investor Class	(1,696,756)	(8,729,237)
Advisor Class	(65,539)	(529,850)
Decrease in net assets from distributions	(10,309,427)	(17,327,781)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(22,317,698)	64,197,453

Net increase (decrease) in net assets	(48,794,623)	78,934,880

Net Assets
Beginning of period	271,998,944	193,064,064
End of period	$223,204,321	$271,998,944

Undistributed net investment income	$2,154,900	$6,252,640

See Notes to Financial Statements.

11

Notes to Financial Statements

MARCH 31, 2011 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2020 Fund (formerly Target 2020 Fund) (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund pursues its objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund is authorized to issue the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

12

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2011 was 0.55%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended March 31, 2011 are detailed in the Statement of Operations.

13

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2011, were $12,297,390 and $41,969,595, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2011		Year ended September 30, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	454,701	$ 36,766,634	1,956,899	$ 150,940,380
Issued in reinvestment of distributions	128,677	9,529,795	240,355	15,824,905
Redeemed	(816,287)	(66,183,268)	(1,344,333)	(101,400,998)
Reverse share split	(134,041)	—	(247,790)	—
	(366,950)	(19,886,839)	605,131	65,364,287
Advisor Class
Sold	17,684	1,360,743	85,017	6,306,713
Issued in reinvestment of distributions	4,955	356,780	12,803	820,822
Redeemed	(53,058)	(4,148,382)	(109,449)	(8,294,369)
Reverse share split	(5,041)	—	(14,861)	—
	(35,460)	(2,430,859)	(26,490)	(1,166,834)
Net increase (decrease)	(402,410)	$(22,317,698)	578,641	$ 64,197,453

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$197,796,291	—
Zero-Coupon U.S. Government Agency Securities	—	24,147,899	—
Temporary Cash Investments	$2,047,697	—	—
Total Value of Investment Securities	$2,047,697	$221,944,190	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$193,595,289
Gross tax appreciation of investments	$30,545,488
Gross tax depreciation of investments	(148,890)
Net tax appreciation (depreciation) of investments	$30,396,598

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

15

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$84.16		$72.77	$66.48	$61.06	$59.03	$58.06
Income From Investment Operations
Net Investment Income (Loss)(2)	1.54		3.03	2.94	2.84	2.78	2.64
Net Realized and Unrealized Gain (Loss)	(6.84)		8.36	3.35	2.58	(0.75)	(1.67)
Total From Investment Operations	(5.30)		11.39	6.29	5.42	2.03	0.97
Distributions
From Net Investment Income	(2.96)		(2.99)	(3.45)	(2.70)	(2.62)	(2.49)
From Net Realized Gains	(0.61)		(3.42)	(2.57)	(1.18)	(0.29)	(0.55)
Total Distributions	(3.57)		(6.41)	(6.02)	(3.88)	(2.91)	(3.04)
Reverse Share Split	3.57		6.41	6.02	3.88	2.91	3.04
Net Asset Value, End of Period	$78.86		$84.16	$72.77	$66.48	$61.06	$59.03

Total Return(3)	(6.29)%		15.65%	9.46%	8.88%	3.44%	1.66%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.56	%(4)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.83	%(4)	4.03%	4.21%	4.33%	4.68%	4.65%
Portfolio Turnover Rate	5%		34%	35%	58%	49%	15%
Net Assets, End of Period (in thousands)	$215,182		$260,527	$181,242	$226,872	$199,658	$192,341

(1)	Six months ended March 31, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

16

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$81.76		$70.88	$64.91	$59.77	$57.93	$57.12
Income From Investment Operations
Net Investment Income (Loss)(2)	1.39		2.76	2.69	2.63	2.58	2.45
Net Realized and Unrealized Gain (Loss)	(6.63)		8.12	3.28	2.51	(0.74)	(1.64)
Total From Investment Operations	(5.24)		10.88	5.97	5.14	1.84	0.81
Distributions
From Net Investment Income	(2.76)		(2.81)	(3.27)	(2.54)	(2.47)	(2.35)
From Net Realized Gains	(0.61)		(3.42)	(2.57)	(1.18)	(0.29)	(0.55)
Total Distributions	(3.37)		(6.23)	(5.84)	(3.72)	(2.76)	(2.90)
Reverse Share Split	3.37		6.23	5.84	3.72	2.76	2.90
Net Asset Value, End of Period	$76.52		$81.76	$70.88	$64.91	$59.77	$57.93

Total Return(3)	(6.41)%		15.34%	9.20%	8.60%	3.18%	1.42%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(4)	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.58	%(4)	3.78%	3.96%	4.08%	4.43%	4.40%
Portfolio Turnover Rate	5%		34%	35%	58%	49%	15%
Net Assets, End of Period (in thousands)	$8,022		$11,472	$11,823	$17,595	$10,823	$8,635

(1)	Six months ended March 31, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Target Maturities Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71458   1105

SEMIANNUAL REPORT    MARCH 31, 2011

Zero Coupon 2025 Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended March 31, 2011. This report offers a macroeconomic and U.S. financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s annual report, dated September 30, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic and U.S. Financial Market Overview

The six months ended March 31, 2011, turned out to be far better for U.S. stocks than for U.S. bonds. Broad stock indices significantly outperformed their bond counterparts as monetary and fiscal intervention in 2010 fueled investor optimism about economic and financial market conditions in 2011 and 2012. The S&P 500 Index (representing U.S. stocks) and the Barclays Capital U.S. Aggregate Bond Index returned 17.31% and -0.88%, respectively.

In the second half of 2010, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), a form of monetary intervention involving the purchase of U.S. government securities to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks. Small-cap growth stocks benefited most from the resulting rally, though their larger-cap and value counterparts also posted gains in the 17–23% range.

Besides boosting stock prices, QE2 also helped fuel inflation fears. The benchmark coupon 10-year U.S. Treasury note suffered a -5.92% total return from September 30, 2010, to March 31, 2011, as its yield jumped from 2.51% to 3.47%. Zero-coupon Treasuries experienced even greater volatility than their coupon Treasury counterparts—the 11/15/2015, 11/15/2020, and 11/15/2025 STRIPS issues that serve as benchmarks for our Zero Coupon funds returned -2.71%, -6.25%, and -11.56%, respectively, for the period.

We appreciate your continued trust in us. The taxable bond experts that manage our Zero Coupon portfolios will continue to diligently apply their knowledge and skills as they make daily investment decisions for you.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of March 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BTTRX	-11.44%	11.38%	5.84%	7.22%	8.10%	2/15/96
Fund Benchmark(2)	—	-11.56%	10.47%	7.07%	7.89%	8.84%(3)	—
BofA Merrill Lynch 10+ Year U.S. Treasury Index	—	-8.87%	7.30%	6.34%	6.35%	7.06%(3)	—
Advisor Class	ACTVX	-11.56%	11.09%	5.57%	6.94%	6.67%	6/1/98

(1)	Total returns for periods less than one year are not annualized.
(2)
The Investor Class benchmark was an 8/15/2025 STRIPS Issue from inception through January 1998, when it was changed to an 11/15/2025 STRIPS Issue. The Advisor Class benchmark has been an 11/15/2025 STRIPS Issue since the class’s inception.

(3)	Since 2/29/96, the date nearest the Investor Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Investor Class	Advisor Class
0.57%	0.82%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.
As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

MARCH 31, 2011
Portfolio at a Glance
Anticipated Annual Growth Rate (Investor Class)	4.15%
Weighted Average Maturity Date	9/24/25
Anticipated Value at Maturity (AVM) (Investor Class)(1)	$116.88
(1)See graph below.
Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

Types of Investments in Portfolio	% of net assets
Treasury STRIPS	33.8%
REFCORP STRIPS	52.3%
Total Treasuries & Equivalents	86.1%
Government Agencies STRIPS	13.7%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.2)%

Share Price vs. Anticipated Value at Maturity (Investor Class)

The top line in the graph represents the class’s Anticipated Value at Maturity (AVM), which fluctuates from day to day based on the fund’s weighted average maturity date. The bottom line represents the class’s historical share price, which is managed to grow over time to reach the class’s AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class’s expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class’s share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 – 3/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$885.60	$2.63	0.56%
Advisor Class	$1,000	$884.40	$3.81	0.81%
Hypothetical
Investor Class	$1,000	$1,022.14	$2.82	0.56%
Advisor Class	$1,000	$1,020.89	$4.08	0.81%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

	Principal Amount	Value
Zero-Coupon U.S. Treasury Securities and Equivalents(1) — 86.1%
REFCORP STRIPS – COUPON, 6.56%, 1/15/24	$ 4,650,000	$ 2,609,868
REFCORP STRIPS – COUPON, 6.66%, 4/15/24	1,560,000	862,201
REFCORP STRIPS – COUPON, 4.99%, 7/15/24	6,926,000	3,768,547
REFCORP STRIPS – COUPON, 5.41%, 10/15/24	12,184,000	6,524,630
REFCORP STRIPS – COUPON, 6.37%, 1/15/25	24,097,000	12,702,396
REFCORP STRIPS – COUPON, 6.56%, 4/15/25	23,013,000	11,947,015
REFCORP STRIPS – COUPON, 6.14%, 7/15/25	20,000,000	10,232,520
STRIPS – COUPON, 4.52%, 8/15/25	2,000,000	1,060,378
STRIPS – COUPON, 4.96%, 11/15/25	44,800,000	23,374,490
STRIPS – COUPON, 5.30%, 2/15/26	19,299,000	9,916,000
REFCORP STRIPS – COUPON, 6.52%, 4/15/26	36,041,000	17,625,923
STRIPS – COUPON, 5.81%, 5/15/26	9,991,000	5,059,083
REFCORP STRIPS – COUPON, 7.30%, 7/15/26	29,127,000	14,033,563
STRIPS – COUPON, 5.64%, 8/15/26	7,100,000	3,544,831
STRIPS – PRINCIPAL, 4.49%, 8/15/26	1,000,000	508,055
STRIPS – COUPON, 5.15%, 11/15/26	12,000,000	5,904,996
STRIPS – PRINCIPAL, 3.31%, 11/15/26	5,000,000	2,503,255
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(Cost $112,161,744)		132,177,751

	Principal Amount/ Shares	Value
Zero-Coupon U.S. Government Agency Securities(1) — 13.7%
FNMA STRIPS – COUPON, 6.14%, 4/8/24	$ 10,000	$ 5,395
TVA STRIPS – COUPON, 6.58%, 5/1/24	1,000,000	524,134
FHLMC STRIPS – COUPON, 5.45%, 9/15/24	42,000	21,737
FNMA STRIPS – COUPON, 5.30%, 1/15/25	247,000	126,736
FHLMC STRIPS – COUPON, 5.06%, 3/15/25	5,342,000	2,675,786
FHLMC STRIPS – COUPON, 5.18%, 3/15/25	6,000,000	3,005,112
FNMA STRIPS – COUPON, 5.11%, 5/15/25	1,838,000	909,731
FHLMC STRIPS – COUPON, 5.05%, 9/15/25	7,162,000	3,470,197
FHLMC STRIPS – COUPON, 5.13%, 9/15/25	5,184,000	2,511,798
TVA STRIPS – COUPON, 6.08%, 11/1/25	1,162,000	552,078
TVA STRIPS – PRINCIPAL, 5.70%, 11/1/25	9,188,000	4,429,369
FHLMC STRIPS – COUPON, 5.35%, 12/11/25	5,000,000	2,383,060
FNMA STRIPS – COUPON, 5.10%, 1/15/26	841,000	404,055
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $20,227,961)		21,019,188
Temporary Cash Investments — 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares (Cost $648,074)	648,074	648,074
TOTAL INVESTMENT SECURITIES — 100.2%(Cost $133,037,779)		153,845,013
OTHER ASSETS AND LIABILITIES — (0.2)%		(273,508)
TOTAL NET ASSETS — 100.0%		$153,571,505

Notes to Schedule of Investments

Equivalent = Security whose principal payments are secured by the U.S. Treasury
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
REFCORP = Resolution Funding Corporation
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $133,037,779)	$153,845,013
Receivable for capital shares sold	85,448
153,930,461

Liabilities
Payable for capital shares redeemed	288,627
Accrued management fees	69,044
Distribution and service fees payable	1,285
358,956

Net Assets	$153,571,505

Net Assets Consist of:
Capital paid in	$132,345,274
Undistributed net investment income	1,551,184
Accumulated net realized loss	(1,132,187)
Net unrealized appreciation	20,807,234
$153,571,505

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$147,519,122	2,288,565	$64.46
Advisor Class	$6,052,383	96,891	$62.47

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$ 3,971,808

Expenses:
Management fees	479,051
Distribution and service fees	8,312
Trustees’ fees and expenses	5,627
492,990

Net investment income (loss)	3,478,818

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	501,798
Change in net unrealized appreciation (depreciation) on investments	(29,571,602)
Net realized and unrealized gain (loss)	(29,069,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,590,986)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2011 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2010
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$ 3,478,818	$ 7,269,698
Net realized gain (loss)	501,798	(900,435)
Change in net unrealized appreciation (depreciation)	(29,571,602)	27,717,017
Net increase (decrease) in net assets resulting from operations	(25,590,986)	34,086,280

Distributions to Shareholders
From net investment income:
Investor Class	(7,249,951)	(6,797,350)
Advisor Class	(308,053)	(294,095)
From net realized gains:
Investor Class	—	(12,240,235)
Advisor Class	—	(560,145)
Decrease in net assets from distributions	(7,558,004)	(19,891,825)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(68,907,671)	81,743,249

Net increase (decrease) in net assets	(102,056,661)	95,937,704

Net Assets
Beginning of period	255,628,166	159,690,462
End of period	$ 153,571,505	$255,628,166

Undistributed net investment income	$1,551,184	$5,630,370

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2011 (UNAUDITED)

1. Organization

American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Zero Coupon 2025 Fund (formerly Target 2025 Fund) (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek the highest return consistent with investment in U.S. Treasury securities. The fund pursues its objective by investing primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. The fund is managed to mature in the year identified in its name and will be liquidated near the end of its maturity year.

The fund is authorized to issue the Investor Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Reverse Share Splits — When the fund pays a distribution, the trustees declare a reverse share split that exactly offsets the per-share amount of the distribution. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distribution and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2425% to 0.3600% and the rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and Advisor Class. The effective annual management fee for each class for the six months ended March 31, 2011 was 0.55%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for the Advisor Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended March 31, 2011 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust’s investment advisor, ACIM, the distributor of the trust, ACIS, and the trust’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended March 31, 2011, were $14,033,640 and $89,570,538, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended March 31, 2011		Year ended September 30, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	480,872	$ 31,827,425	2,904,945	$ 187,639,697
Issued in reinvestment of distributions	116,080	6,968,292	356,109	18,090,342
Redeemed	(1,592,911)	(107,189,679)	(1,964,979)	(123,943,788)
Reverse share split	(120,654)	—	(372,348)	—
	(1,116,613)	(68,393,962)	923,727	81,786,251
Advisor Class
Sold	11,233	723,289	267,049	17,369,790
Issued in reinvestment of distributions	5,108	297,646	14,393	710,007
Redeemed	(24,188)	(1,534,644)	(283,556)	(18,122,799)
Reverse share split	(5,278)	—	(16,936)	—
	(13,125)	(513,709)	(19,050)	(43,002)
Net increase (decrease)	(1,129,738)	$ (68,907,671)	904,677	$ 81,743,249

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	$132,177,751	—
Zero-Coupon U.S. Government Agency Securities	—	21,019,188	—
Temporary Cash Investments	$648,074	—	—
Total Value of Investment Securities	$648,074	$153,196,939	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,887,959
Gross tax appreciation of investments	$20,482,001
Gross tax depreciation of investments	(524,947)
Net tax appreciation (depreciation) of investments	$19,957,054

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of September 30, 2010, the fund had accumulated capital losses of $(69,331), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

The fund has elected to treat $(332,484) of net capital losses incurred in the eleven-month period ended September 30, 2010, as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$72.79		$61.25	$57.70	$52.74	$51.59	$51.07
Income From Investment Operations
Net Investment Income (Loss)(2)	1.33		2.54	2.46	2.39	2.28	2.16
Net Realized and Unrealized Gain (Loss)	(9.66)		9.00	1.09	2.57	(1.13)	(1.64)
Total From Investment Operations	(8.33)		11.54	3.55	4.96	1.15	0.52
Distributions
From Net Investment Income	(3.01)		(2.69)	(2.97)	(2.89)	(2.26)	(1.34)
From Net Realized Gains	—		(4.84)	—	—	—	(0.35)
Total Distributions	(3.01)		(7.53)	(2.97)	(2.89)	(2.26)	(1.69)
Reverse Share Split	3.01		7.53	2.97	2.89	2.26	1.69
Net Asset Value, End of Period	$64.46		$72.79	$61.25	$57.70	$52.74	$51.59

Total Return(3)	(11.44)%		18.85%	6.16%	9.39%	2.25%	1.02%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.56	%(4)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.02	%(4)	4.05%	4.05%	4.25%	4.43%	4.40%
Portfolio Turnover Rate	8%		36%	32%	35%	29%	13%
Net Assets, End of Period (in thousands)	$147,519		$247,858	$152,000	$233,800	$226,358	$306,433

(1)	Six months ended March 31, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Advisor Class
For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
	2011(1)		2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$70.63		$59.59	$56.27	$51.57	$50.57	$50.18
Income From Investment Operations
Net Investment Income (Loss)(2)	1.21		2.31	2.25	2.20	2.11	2.00
Net Realized and Unrealized Gain (Loss)	(9.37)		8.73	1.07	2.50	(1.11)	(1.61)
Total From Investment Operations	(8.16)		11.04	3.32	4.70	1.00	0.39
Distributions
From Net Investment Income	(2.85)		(2.54)	(2.80)	(2.75)	(2.13)	(1.21)
From Net Realized Gains	—		(4.84)	—	—	—	(0.35)
Total Distributions	(2.85)		(7.38)	(2.80)	(2.75)	(2.13)	(1.56)
Reverse Share Split	2.85		7.38	2.80	2.75	2.13	1.56
Net Asset Value, End of Period	$62.47		$70.63	$59.59	$56.27	$51.57	$50.57

Total Return(3)	(11.56)%		18.52%	5.90%	9.12%	1.97%	0.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.81	%(4)	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.77	%(4)	3.80%	3.80%	4.00%	4.18%	4.15%
Portfolio Turnover Rate	8%		36%	32%	35%	29%	13%
Net Assets, End of Period (in thousands)	$6,052		$7,770	$7,691	$33,366	$28,709	$21,428

(1)	Six months ended March 31, 2011 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Target Maturities Trust

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-71459   1105

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2011